Segment reporting - Reconciliation of information on reportable segment to the amounts reported in the financial statements (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Revenue
Consolidated Revenue	$ 234,139	$ 252,780
Profit/(loss) before income tax
Net effect from recognition of deferred net revenues	8,881	2,281
Depreciation and amortization	(2,903)	(3,617)
Finance income	3,042	335
Finance expenses	(1,992)	(1,279)
Share-based payments expense	1,044	2,029
Impairment loss on trade receivables and loans receivable	(4,296)	(3,919)
Change in fair value of share warrant obligation and other financial instruments	10,547	7,268
Impairment loss on Intangible assets		241	$ 547
Share of loss of equity-accounted associates	(515)	(1,640)
Other operating income	1,539	376
Profit before income tax	12,417	54,828
Reportable segments
Profit/(loss) before income tax
Segment management EBITDA	12,381	62,711
Other segments
Profit/(loss) before income tax
Segment management EBITDA	(15,311)	(9,958)
Operating segments
Revenue
Consolidated Revenue	234,139	252,780
Profit/(loss) before income tax
Segment management EBITDA	(2,930)	52,753
Operating segments | Other segments
Revenue
Consolidated Revenue	8,676	3,467
Profit/(loss) before income tax
Segment management EBITDA	$ (15,311)	$ (9,958)